Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in Thousands)(4) ($) (h)	Adjusted EPS(5) ($) (i)
					Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
2022	12,998,816	(38,985,841)	4,003,225	(4,957,944)	184.7	116.9	870,573	11.45
2021	10,338,312	81,171,520	3,496,361	15,271,690	240.9	133.0	725,983	9.95
2020	9,924,139	71,235,260	3,332,994	12,060,436	174.4	98.0	601,822	7.83

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Compensation for our principal executive officer (“PEO”), Henry A. Fernandez, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs: (i) in each of 2022 and 2021, Scott A. Crum, Robert J. Gutowski, C.D. Baer Pettit and Andrew C. Wiechmann and (ii) in 2020, Scott A. Crum, Robert J. Gutowski, Linda S. Huber, C.D. Baer Pettit and Andrew C. Wiechmann.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group set forth above under “Proxy Summary—Total Shareholder Return” for purposes of Item 201(e) of Regulation S-K .
PEO Total Compensation Amount	$ 12,998,816	$ 10,338,312	$ 9,924,139
PEO Actually Paid Compensation Amount	$ (38,985,841)	81,171,520	71,235,260
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see Compensation Discussion and Analysis beginning on page 58 of this Proxy Statement.

	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	12,998,816	10,338,312	9,924,139	4,003,225	3,496,361	3,332,994
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,000,518)	(7,499,592)	(7,499,849)	(2,413,249)	(1,818,033)	(1,579,740)
Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year	6,777,015	18,592,383	28,221,106	1,687,764	4,201,781	4,515,909
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(43,770,315)	59,740,417	40,589,864	(7,254,387)	9,459,302	5,904,575
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(4,990,839)	—	—	(981,297)	(67,721)	327,537
Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year	—	—	—	—	—	(440,839)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
Compensation Actually Paid	(38,985,841)	81,171,520	71,235,260	(4,957,944)	15,271,690	12,060,436
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The assumptions used for purposes of calculating fair values of awards as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of awards, except that, in the case of PSOs, the fair values at the time of grant were determined using the Black-Scholes option pricing model and the fair values as of the fiscal year-end date were determined using the Hull-White lattice model. The Hull-White lattice model requires consistent judgmental assumptions as the Black-Scholes pricing model, except that the expected life as a direct input for the Black-Scholes pricing model was estimated using the simplified method provided for by the SEC, while the expected life for the Hull-White lattice model was an implied output and estimated to be 8.0 years. In addition, for PSOs, the fair value is adjusted for any changes in the probability of achievement of the (i) a cumulative revenue performance goal and (ii) a cumulative adjusted EPS performance goal (each weighted at 50% under the terms of the PSOs).

Non-PEO NEO Average Total Compensation Amount	$ 4,003,225	3,496,361	3,332,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,957,944)	15,271,690	12,060,436
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see Compensation Discussion and Analysis beginning on page 58 of this Proxy Statement.

	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	12,998,816	10,338,312	9,924,139	4,003,225	3,496,361	3,332,994
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,000,518)	(7,499,592)	(7,499,849)	(2,413,249)	(1,818,033)	(1,579,740)
Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year	6,777,015	18,592,383	28,221,106	1,687,764	4,201,781	4,515,909
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(43,770,315)	59,740,417	40,589,864	(7,254,387)	9,459,302	5,904,575
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(4,990,839)	—	—	(981,297)	(67,721)	327,537
Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year	—	—	—	—	—	(440,839)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
Compensation Actually Paid	(38,985,841)	81,171,520	71,235,260	(4,957,944)	15,271,690	12,060,436
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The assumptions used for purposes of calculating fair values of awards as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of awards, except that, in the case of PSOs, the fair values at the time of grant were determined using the Black-Scholes option pricing model and the fair values as of the fiscal year-end date were determined using the Hull-White lattice model. The Hull-White lattice model requires consistent judgmental assumptions as the Black-Scholes pricing model, except that the expected life as a direct input for the Black-Scholes pricing model was estimated using the simplified method provided for by the SEC, while the expected life for the Hull-White lattice model was an implied output and estimated to be 8.0 years. In addition, for PSOs, the fair value is adjusted for any changes in the probability of achievement of the (i) a cumulative revenue performance goal and (ii) a cumulative adjusted EPS performance goal (each weighted at 50% under the terms of the PSOs).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
COMPENSATION ACTUALLY PAID AND MSCI CUMULATIVE TSR

	Compensation Actually Paid to PEO ($)	YoY % Change	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	YoY % Change	Total Shareholder Return(1) ($)	YoY % Change
2022	(38,985,841)	(148.0%)	(4,957,944)	(132.5%)	184.7	(23.3%)
2021	81,171,520	14.0%	15,271,690	26.6%	240.9	38.1%
2020	71,235,260	—	12,060,436	—	174.4	—
(1)TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, calculated in accordance with Item 201(e) of Regulation S-K.
Compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs decreased 148.0% and 132.5% respectively, in the year ended December 31, 2022 compared to the year ended December 31, 2021. MSCI’s cumulative TSR for the three-year period ending December 31, 2022 decreased 23.3% compared to the two-year period ending December 31, 2021.
Compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs increased 14.0% and 26.6% respectively, in the year ended December 31, 2021 compared to the year ended December 31, 2020. MSCI’s cumulative TSR for the two-year period ending December 31, 2021 increased 38.1% compared to the single-year period ending December 31, 2020.

Compensation Actually Paid vs. Net Income [Text Block]
COMPENSATION ACTUALLY PAID AND NET INCOME

	Compensation Actually Paid to PEO ($)	YoY % Change	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	YoY % Change	Net Income ($)	YoY % Change
2022	(38,985,841)	(148.0%)	(4,957,944)	(132.5%)	870,573	19.9%
2021	81,171,520	14.0%	15,271,690	26.6%	725,983	20.6%
2020	71,235,260	—	12,060,436	—	601,822	—
Compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs decreased as noted above in the year ended December 31, 2022 compared to the year ended December 31, 2021. Over the same period, net income increased 19.9%.
Compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs increased as noted above in the year ended December 31, 2021 compared to the year ended December 31, 2020. Over the same period, net income increased 20.6%.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
COMPENSATION ACTUALLY PAID AND ADJUSTED EPS

	Compensation Actually Paid to PEO ($)	YoY % Change	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	YoY % Change	Adjusted EPS(1) ($)	YoY % Change
2022	(38,985,841)	(148.0%)	(4,957,944)	(132.5%)	11.45	15.1%
2021	81,171,520	14.0%	15,271,690	26.6%	9.95	27.1%
2020	71,235,260	—	12,060,436	—	7.83	—
(1)Adjusted EPS is a non-GAAP financial measure. See Annex B for definitions and reconciliations of all non-GAAP financial measures referenced herein.
Compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs decreased as noted above in the year ended December 31, 2022 compared to the year ended December 31, 2021. Over the same period, adjusted EPS increased 15.1%.
	Compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs increased as noted above for the year ended December 31, 2021 compared to the year ended December 31, 2020. Over the same period, adjusted EPS increased 27.1%.
Total Shareholder Return Vs Peer Group [Text Block]
MSCI CUMULATIVE TSR AND PEER GROUP CUMULATIVE TSR

	Total Shareholder Return(1) ($)	YoY % Change	Peer Group Total Shareholder Return(1) ($)	YoY % Change
2022	184.7	(23.3%)	116.9	(12.2%)
2021	240.9	38.1%	133.0	35.8%
2020	174.4	—	98.0	—
(1)TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group set forth above in Proxy Summary—Total Shareholder Return.
MSCI’s cumulative TSR for the three-year period ending December 31, 2022 decreased 23.3% compared to the two-year period ending December 31, 2021. Peer group cumulative TSR for the three-year period ending December 31, 2022 decreased 12.2% compared to the two-year period ending December 31, 2021.
MSCI’s cumulative TSR for the two-year period ending December 31, 2021 increased 38.1% compared to the single-year period ending December 31, 2020. Peer group cumulative TSR for the two-year period ending December 31, 2021 increased 35.8% compared to the single-year period ending December 31, 2020.

Tabular List [Table Text Block]

Performance Measures
Adjusted EPS
Operating Revenues
Total Net Sales
Free Cash Flow
3-Year Absolute TSR CAGR

Total Shareholder Return Amount	$ 184.7	240.9	174.4
Peer Group Total Shareholder Return Amount	116.9	133.0	98.0
Net Income (Loss)	$ 870,573	$ 725,983	$ 601,822
Company Selected Measure Amount	11.45	9.95	7.83
PEO Name	Henry A. Fernandez
Additional 402(v) Disclosure [Text Block]	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Adjusted EPS is a non-GAAP financial measure. See Annex B for definitions and reconciliations of all non-GAAP financial measures referenced herein.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Absolute TSR CAGR
PEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,000,518)	$ (7,499,592)	$ (7,499,849)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,777,015	18,592,383	28,221,106
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,770,315)	59,740,417	40,589,864
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,990,839)	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,413,249)	(1,818,033)	(1,579,740)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,687,764	4,201,781	4,515,909
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,254,387)	9,459,302	5,904,575
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(981,297)	(67,721)	327,537
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(440,839)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0